Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Trade and Other Receivables

	United States Dollar
Figures in millions unless otherwise stated	2018	2017
TRADE AND OTHER RECEIVABLES
Trade receivables – gold sales and copper concentrate	23.4	46.6
Trade receivables – other	23.0	15.6
Gold, copper and oil derivative contracts[1]	8.3	25.0
Receivables due from the sale of Tarkwa mining fleet[2]	26.5	—
Deposits	0.2	0.1
Payroll receivables	2.9	11.6
Prepayments	43.3	51.5
Value added tax and import duties	18.1	45.9
Diesel rebate	1.1	1.4
Other	6.4	4.2

Total trade and other receivables	153.2	201.9

[1]

Comprises US$1.7 million (2017: US$5.1 million) relating to Australian oil derivative contracts, US$3.0 million (2017: US$9.0 million) relating to Ghanaian oil derivative contracts, US$2.4 million (2017: US$nil) relating to Ghanaian gold derivative contracts, US$nil million (2017: US$10.9 million) relating to gold derivative contracts at South Deep and US$1.2 million (US$nil) relating to Peruvian copper derivative contracts. Refer note 38 for further details.

[2]	Relates to the sale of mining fleet at Tarkwa as part of the transition to contractor mining.